Commitments And Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Commitments and Contingencies Disclosure [Text Block]
Note 18 - Commitments and Contingencies

Rents

Nova Macao leased an office in Macao under a one-year, automatically renewable lease agreement on May 1, 2010, with an expiration date of April 30, 2011. The monthly rent under this lease was approximately $1,100 (HKD 9,000). The lease agreement renews automatically on an annual basis on its anniversary date. On May 1, 2011, the lease agreement renewed automatically with an expiration date of April 30, 2012.

As of June 30, 2011, future rental payment of remaining period until expiration under this operating lease is approximately $11,000. Total rental expense was $6,932 and $6,880 for the six months ended June 30, 2011 and 2010, respectively, and $3,468 and $3,401 was for the three months ended June 30, 2011 and 2010, respectively.

Capital Contribution

Nova Dongguan’s total registered capital is $20 million. As of June 30, 2011, and December 30, 2010, Nova Dongguan has received $10.9 million in capital contributions. The remaining $9.1 million of additional capital contribution is due by November 2011.

Litigation

A former employee of the Company has filed a claim against the Company and alleged the Company breached a contract and failed to pay him RMB 682,022 ($100,000) for the work he performed. An initial hearing was held on April 18, 2011, during which the Company requested dismissal of the claim. The Court issued the judgment on this matter in favor of the Company on May 20, 2011.

Employment Agreements

On June 30, 2011, the Company entered into a one-year employment agreement with Ya Ming Wong to serve as the Company’s Chief Executive Officer. The agreement provides for an annual salary of USD$100,000 and an annual bonus at the sole discretion of the Board, or any committee duly designated by the Board and authorized to act.

On June 30, 2011, the Company entered into a one-year employment agreement with Yuen Ching Ho to serve as the Company’s Chief Financial Officer. The agreement provides for an annual salary of USD$80,000 and an annual bonus at the sole discretion of the Board, or any committee duly designated by the Board and authorized to act.

On June 30, 2011, the Company entered into a one-year employment agreement with Thanh H. Lam to serve as the Company’s president. The agreement provides for an annual salary of USD$50,000 and an annual bonus at the sole discretion of the Board, or any committee duly designated by the Board and authorized to act.

Note 16 - Commitments And Contingencies

Rents

Nova Macao leased an office in Macao under a one-year, automatically renewable lease agreement on May 1, 2008 with an expiration date of April 30, 2009. The monthly rent under this lease was approximately $1,100 (HKD 9,000). The lease agreement was renewed automatically on an annual basis at anniversary from the first maturity date.

As of December 31, 2010, future rental payment of remaining period until expiration under this operating lease is approximately $4,400.

Total rental expense for 2010 and 2009 was $13,200 and $13,200, respectively.

Litigation

A former employee of the Company has filed a claim against the Company and alleged the Company breached a contract and failed to pay him RMB 682,022 ($100,000) for the work he performed. An initial hearing was held on April 18, 2011 whereat the Company requested dismissal of the claim. The Company expects the Court will issue a ruling on this matter by the end of May 2011.